Intangible assets	12 Months Ended
Dec. 31, 2023
Intangible assets
Intangible assets

16.        Intangible assets

	Software	Internal project development	Trademarks	Operation licenses for distance learning	Licenses to operate medical courses	Non-compete agreements	Customer relationship	Teaching/ learning material - TLM	Goodwill	TOTAL
As of December 31, 2020
Net book value	24,559	27,802	57,543	245,721	—	292	—	218	304,815	660,950
Cost	62,039	37,521	85,163	245,721	—	10,826	100,695	7,344	372,268	921,577
Accumulated amortization and impairment	(37,480)	(9,719)	(27,620)	—	—	(10,534)	(100,695)	(7,126)	(67,453)	(260,627)

Purchase and capitalization	3,640	28,680	—	—	—	—	—	—		32,320
Transfers	985	(985)		—	—	—	—	—		—
Disposals	—	—	—	—	—	—	—	—		—
Amortization	(8,440)	(10,610)	(3,558)	—	—	(292)	—	(218)		(23,118)
As of December 31, 2021
Net book value	20,744	44,887	53,985	245,721	—	—	—	—	304,815	670,152
Cost	66,664	65,216	85,163	245,721	—	10,826	100,695	7,344	372,268	953,897
Accumulated amortization and impairment	(45,920)	(20,329)	(31,178)	—	—	(10,826)	(100,695)	(7,344)	(67,453)	(283,745)

Purchase and capitalization	18,785	32,090	—	5,847	—	—	—	—	—	56,722
Transfers	—	—	—	—	—	—	—	—	—	—
Disposals	—	—	—	—	—	—	—	—	—	—
Business combination	33,379	—	341,369	1,206,641	55,454	272,416	294,525	26,584	1,557,774	3,788,142
Amortization	(12,837)	(12,256)	(1,491)	—	—	(22,038)	(33,335)	(5,416)	—	(87,373)
As of December 31, 2022
Net book value	60,071	64,721	393,863	1,458,209	55,454	250,378	261,190	21,168	1,862,589	4,427,643
Cost	141,237	97,306	437,390	1,458,209	55,454	283,242	395,220	33,928	1,930,042	4,832,028
Accumulated amortization and impairment	(81,166)	(32,585)	(43,527)	—	—	(32,864)	(134,030)	(12,760)	(67,453)	(404,385)

Purchase and capitalization	21,858	49,427	—	—	—	—	—	—	—	71,285
Transfers	20,873	(20,873)	—	—	—	—	—	—	—	—
Disposals	(3,968)	—	—	—	—	—	—	—	—	(3,968)
Amortization	(17,834)	(17,580)	(17,885)	—	—	(36,061)	(54,549)	(8,861)	—	(152,770)
As of December 31, 2023
Net book value	81,000	75,695	375,978	1,458,209	55,454	214,317	206,641	12,307	1,862,589	4,342,190
Cost	178,392	124,449	437,390	1,458,209	55,454	283,242	395,220	33,928	1,930,042	4,896,326
Accumulated amortization and impairment	(97,392)	(48,754)	(61,412)	—	—	(68,925)	(188,579)	(21,621)	(67,453)	(554,136)

Impairment tests of intangible assets with indefinite useful life

Goodwill and operation licenses for digital education were allocated to the Cash-generating units (CGUs), which are identified at the level of Company’s operating segments identified in Note 5.

The operating segment-level summary of the goodwill and intangible assets allocation and the key assumptions for those CGUs that have significant goodwill allocated to them are presented below:

Segment Level	Distance learning undergraduate courses		Continuing education courses		On-campus undergraduate courses
	2023	2022	2023	2022	2023	2022
Allocation of carrying amount:
Goodwill	1,398,488	1,398,488	32,996	32,996	431,105	431,105
Operation licenses for distance learning	1,425,894	1,425,894	32,315	32,315	-	-
Licenses to operate medical courses	-	-	-	-	55,454	55,454
Intangible assets with indefinite useful life	2,824,382	2,824,382	65,311	65,311	486,559	486,559

Key assumptions:
Net operating revenue growth rate (i)	15.20%	28.80%	34.50%	70.00%	5.70%	-19.90%
Pre-tax discount rate (ii)	9.37%	10.60%	9.37%	10.60%	9.37%	10.60%
Long-term growth rate (iii)	3.00%	3.20%	3.00%	3.20%	3.00%	3.20%
Gross margin (iv)	76.00%	70.80%	76.30%	88.90%	44.90%	35.80%

(i)	The growth rate of net operating revenue is based on the historical growth of the student base and management’s expectations of market development.
(ii)	Pre-tax discount rate reflects specific risks relating to the segment and country in which the Company operates.
(iii)	The long-term growth rate does not exceed the long-term average growth rate for the education sector in which the CGU operates and is mostly comprised by expected inflation.
(iv)	Budgeted gross margin is the average margin as a percentage of revenue over the five-year forecast period. It is based on the current sales margin levels and is in line with the Company’s operating history and management’s expectations for the future performance.

Based on the recent changes to legislation and growth of the digital education market in Brazil, Management expects to have strong growth in the digital education undergraduate courses, mainly based on the increase of hubs. In addition to the investments with new hubs, Management also considers investment for improvements to expand their existing units.

For the years ended December 31, 2023 and 2022 the recoverable amount of the cash-generating units (CGUs) was determined based on value-in-use calculations which require the use of assumptions. The calculations use cash flow projections based on financial budgets approved by management covering a five-year period. Cash flows beyond the five-year period are extrapolated using the estimated long-term growth rates stated above.

There was no goodwill impairment for the year ended December 31, 2023, 2022 and 2021.

Impact of possible changes in key assumptions

A decrease of 120 basis points in management estimated gross margin used in the value-in-use calculation for the digital education undergraduate courses CGU as of December 31, 2023 (74.8% instead of 76.0%), would have not resulted in the recognition of an impairment of goodwill. Also, the Company performed the same sensitivity analysis for the continuing education courses (75.2% instead of 76.3%) and concluded it would have not resulted in the recognition of an impairment of goodwill.

In addition to the test above reducing gross margin, an increasing of 120 basis points in management’s estimated discount rate applied to the cash flow projections for the two CGUs for the year ended December 31, 2023 (12.5% instead of 11.3%), would have not resulted in the recognition of an impairment of goodwill.

Management have considered and assessed reasonably possible changes for other key assumptions and have not identified any instances that could cause the carrying amount of the digital education undergraduate courses and continuing education segments to exceed its recoverable amount.